Stock-Based Compensation - Schedule of Share Option Plan (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Share Option Plan [Abstract]
Number of Options, Options outstanding beginning balance | shares	10,569,170
Weighted-Average Exercise price, Options outstanding beginning balance | $ / shares	$ 1.07
Number of Options, Granted during the period | shares	511,925
Weighted- Average Exercise price, Granted during the period | $ / shares	$ 2.41
Number of Options, Exercised during the period | shares	(246,513)
Weighted- Average Exercise price, Exercised during the period | $ / shares	$ 0.76
Number of Options, Forfeited during the period | shares	(16,563)
Weighted- Average Exercise price, Forfeited during the period | $ / shares	$ 2.1
Number of Options, Options outstanding ending balance | shares	10,818,019
Weighted-Average Exercise price, Options outstanding ending balance | $ / shares	$ 1.14
Number of Options, Options exercisable | shares	10,028,826
Weighted- Average Exercise price, Options exercisable | $ / shares	$ 1.02